Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 128.7	$ 311.3	$ 22.8	$ 0.5	$ 463.3
U.S Federal Government [Member]
Total	76.3	116.8	0.4		193.5
Government of Queensland [Member]
Total	4.1	77.0	16.2		97.3
Government of New South Wales [Member]
Total	3.6	$ 117.5	$ 6.2	$ 0.5	127.8
Government of Australia [Member]
Total	$ 44.7				$ 44.7